TRANSACTIONS WITH PARTIES-IN-INTEREST	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
TRANSACTIONS WITH PARTIES-IN-INTEREST
NOTE 4 - TRANSACTIONS WITH PARTIES-IN-INTEREST
The Plan invests in certain funds managed by an affiliate of Vanguard. As described in Note 1 - Description of the Plan, Vanguard is a fiduciary and trustee of the Plan as well as the recordkeeper which maintains the individual accounts of each Participant. The Plan also invests in the common stock of the Company. Transactions in these investments qualify as party-in-interest transactions; however, they are exempt from the prohibited transaction rules under ERISA. The Company paid plan related fees for legal, accounting and other services rendered during the year by parties-in-interest.